Investment Objectives and Goals - FT Vest Silver Strategy & Target Income ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Silver Strategy & Target Income ETF (SLVY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FT Vest Silver Strategy & Target Income ETF seeks to provide investors with current income and capital appreciation.